OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2019
OTHER INVESTMENTS
OTHER INVESTMENTS

16.    OTHER INVESTMENTS

Other investments consist primarily of long-term deposits, which are repayable in more than a year, loans, debt securities and equity holdings in private companies. Deposits, loans and notes are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest.

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans.

Investments in shares of the companies over which the Group does not have control or an ability to exercise significant influence are accounted for at amortized cost.

Other investments are presented net of allowance for expected credit losses (ECL).

Other investments of the Group comprised the following:

		December 31,
	Category	2019	2018
Debt securities	At amortized cost	9,381	15,327
Deposits	At amortized cost	124	139
Loans and unquoted notes	At amortized cost	36	12
Other	At amortized cost	1,656	1,397
Other investments (Gross)		11,197	16,875
Allowance for ECL		(2)	(2)
Total other investments		11,195	16,873